ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
Organization and Principal Activities
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a.Background

The accompanying consolidated financial statements include the financial statements of Ambow Education Holding Ltd. (the “Company”), its subsidiaries and variable interest entities (“VIEs”) for which the Company or its subsidiaries are the primary beneficiaries. The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

The Company was incorporated in the Cayman Islands on June 26, 2007. On August 5, 2010, the Company and certain selling shareholders of the Company completed its initial public offering.

On June 29, 2017, the shareholders of VIEs, which include Shanghai Ambow Education Information Consulting Co., Ltd. (“Shanghai Ambow”) and Ambow Sihua Intelligent Technology Co., Ltd. (“Ambow Sihua”), terminated their share pledge agreements, call options agreements, loan agreements, powers of attorney and exclusive consulting and service agreements with Beijing Ambow Online Software Co., Ltd. (“Ambow Online”); and entered into such contractual agreements with Ambow Shengying Education and Technology Co., Ltd. (“Ambow Shengying”) instead. As of June 29, 2017, the shareholders of VIE, Beijing Normal University Ambow Education Technology Co., Ltd. (“Ambow Shida”), terminated their share pledge agreements, call options agreements, loan agreements, powers of attorney and exclusive consulting and service agreements with Ambow Online; and entered into such contractual agreements with Beijing Ambow Chuangying Education and Technology Co., Ltd. (“Ambow Chuangying”) instead. Through the renewal of such contractual agreements, the Company through its subsidiaries, continued to control the operation decisions of the VIEs. Therefore, the accounts and operations of the VIEs and their subsidiaries remain unchanged in the Group’s consolidated financial statements.

On August 31, 2017, the Company sold the 100% equity interest in Ambow Online to a third party for nil consideration. After the disposal, Ambow Online and its remaining VIE Suzhou Wenjian Venture Investment Management Consulting Co., Ltd. (“Suzhou Wenjian”) were not consolidated by the Company. On September 30, 2017, the Company sold the 100% equity interest in 21st Century Training Center to a third party, with a consideration of RMB 1 yuan. After the disposal, 21st Century Training Center was not consolidated by the Company. Refer to Note-26 Disposal of Subsidiaries for detailed information.

The Company established IValley Co., Ltd. (“IValley”) on March 13, 2017. IValley is a VIE of Ambow Education Management (Hong Kong) Limited. The Company established IValley Beijing Technology Co. Ltd. (“IValley Beijing”) on September 15, 2017. IValley Beijing is a wholly owned subsidiary of IValley. IValley Beijing’s business is to design, purchase, modify and integrate electronic equipment and devices, and develop mobile APP, performed by engineers and IT development and operational personnel, for end users to utilize office facilities, manage resources and administrative matters.

The Company established Ambow BSC Inc. on February 14, 2017. Ambow BSC Inc. is a 100% subsidiary of the Company. On November 20, 2017, Ambow BSC Inc. acquired 100% of the outstanding shares of common stock of Bay State College Inc. Bay State College Inc. is a Massachusetts corporation that owns and operates Bay State College, a higher education institution offering career-focused post-secondary educational services. Refer to Note 23-Acquisition for detailed information.

In March 2018, the Company closed Ambow (Dalian) Education and Technology Co., Ltd. and completed its deregistration procedures of local governmental and corporate service institutions.

In June 2018, the Company completed its public offering of 2,070,000 ADSs at US$4.25 per ADS. Each ADS represents two Class A ordinary shares of the Company.

The Company established Ambow NSAD Inc. on May 8, 2019 with intention to acquire and hold 100% interest of NewSchool of Architecture and Design, LLC. Refer to Note 31-Subsequent Events for further information.

In 2019, the Company also established a series of new subsidiaries and branch companies, and completed deregistration procedures of two subsidiaries and one branch company in China. Refer to Note 1 (c) – Major Subsidiaries and VIEs for further information.

In 2019, in response to the shift of business development focus, the Group changed its management approach to organize reportable segments to make operating decisions and assess performance. New reportable segments include K-12 schools and College Preparation & Career Enhancement Programs (“CP&CE Programs”). Refer to Note 21-Segment Information for detail.

b.Nature of operations

The Group is a leading provider of educational and career enhancement services in the People’s Republic of China (“PRC”) and U.S. The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates. The Group launched intellectualized operational services for schools and corporate clients to optimizing their teaching and operating environment in 2017.

c.Major subsidiaries and VIEs

As of December 31, 2019, the Company’s major subsidiaries and VIEs include the following entities:

		Place of
	Date of	incorporation	Percentage of
	incorporation	(or establishment)	ownership
Name	or acquisition	/operation	%	Principal activity

Subsidiaries

Ambow Education Management (Hong Kong) Ltd.	November 9, 2009	Hong Kong	100%	Investment Holding

Ambow Chuangying	January 18, 2008	PRC	100%	Investment Holding

Ambow Shengying	October 13, 2008	PRC	100%	Investment Holding

Ambow BSC Inc.	February 14, 2017	United States	100%	Investment Holding

Bay State College Inc.	November 20, 2017	United States	100%	CP&CE Programs

Ambow NSAD Inc.	May 8, 2019	United States	100%	Investment Holding

		Place of
	Date of	incorporation	Percentage of
	incorporation	(or establishment)	ownership
Name	or acquisition	/operation	%	Principal activity

Variable interest entities (“VIEs”) and subsidiaries of VIEs

Ambow Shida	July 30, 2004	PRC	100%	Investment Holding

Shanghai Ambow	May 16, 2006	PRC	100%	Investment Holding

Ambow Sihua	April 17, 2007	PRC	100%	Investment Holding

Ambow Rongye Education and Technology Co., Ltd. (“Ambow Rongye”)	September 8, 2015	PRC	100%	Investment Holding

Ambow Zhixin Education and Technology Co., Ltd. (“Ambow Zhixin”)	October 14, 2015	PRC	100%	Investment Holding

IValley	March 13, 2017	Taiwan	100%	Investment Holding

Jinan Wangrong Investment Consulting Co., Ltd.	May 21,2010	PRC	100%	CP&CE Programs

Chongqing XiaTe Technology Development Co., Ltd. ("Chongqing XT Career Enhancement")	January 13, 2011	PRC	100%	CP&CE Programs

Beijing Genesis Education Group (“Genesis Career Enhancement”)	May 1, 2011	PRC	100%	CP&CE Programs

Kunshan Ambow	August 28, 2008	PRC	100%	CP&CE Programs

Beijing Ambow Dacheng Education and Technology Co., Ltd.	December 2, 2013	PRC	100%	CP&CE Programs

Shanghai Huanyu Liren Education Training Co., Ltd. (“Huanyu Liren”)	April 27, 2016	PRC	100%	CP&CE Programs

IValley Beijing	September 15, 2017	PRC	100%	CP&CE Programs

Beijing Century Zhisheng Education Technology Co., Ltd	July 26, 2007	PRC	100%	CP&CE Programs

Changsha Jingcai Education Technology Co., Ltd.	February 1, 2019	PRC	100%	Investment Holding

Beijing Zhong'an Ambow Culture Technology Co., Ltd. ("ZhongAn Ambow")	May 1, 2019	PRC	51%	CP&CE Programs

		Place of
	Date of	incorporation	Percentage of
	incorporation	(or establishment)	ownership
Name	or acquisition	/operation	%	Principal activity

Schools of VIEs

Hunan Changsha Tongsheng Lake Experimental School (“Changsha K-12”)	June 18, 1999	PRC	100%	K-12 School

Shenyang Universe High School (“Shenyang K-12”)	December 8, 2003	PRC	100%	K-12 School

Shuyang Galaxy School (“Shuyang K-12”)	November 1, 2008	PRC	100%	K-12 School

Zhenjiang Ambow Education Training Center	June 15, 2009	PRC	100%	CP&CE Programs

Changsha FR Jingcai Xiuye Tutoring School Co., Ltd.	October 18, 2018	PRC	100%	CP&CE Programs

Changsha YL Jingcai Xiuye Tutoring School Co., Ltd.	January 29, 2019	PRC	100%	CP&CE Programs

Changsha YH Jingcai Xiuye Tutoring School Co., Ltd.	July 24, 2019	PRC	100%	CP&CE Programs

Changsha WC Xiuye Tutoring School Co., Ltd.	February 1, 2019	PRC	100%	CP&CE Programs

Changsha FR Xiuye Tutoring School Co., Ltd.	February 1, 2019	PRC	100%	CP&CE Programs

Changsha TX Xiuye Tutoring School Co., Ltd.	December 3, 2019	PRC	100%	CP&CE Programs

Lanzhou Anning Ambow English Training School	May 16, 2011	PRC	100%	CP&CE Programs

Lanzhou Chengguan Ambow English Training School	March 5, 2012	PRC	100%	CP&CE Programs

Lanzhou Ambow Extracurricular Training School Co., Ltd.	November 7, 2018	PRC	100%	CP&CE Programs

Dalian High Tech Zone Ambow Hope Training School	August 17, 2009	PRC	100%	CP&CE Programs

Beijing YZ Tutoring	December 30, 1994	PRC	100%	CP&CE Programs

Beijing Haidian Ambow Xinganxian Training School ("Beijing Xinganxian")	March 28, 2005	PRC	100%	CP&CE Programs

Beijing Huairou Xinganxian Training School	March 10, 2011	PRC	100%	CP&CE Programs

Shandong Shichuang Software Training School	September 22, 2009	PRC	100%	CP&CE Programs

The names of certain schools or companies referred to above represent management’s best effort in translating the Chinese names of these entities as no English names for these entities have been registered.

d.VIE arrangements

VIEs of the Company

PRC regulations restrict foreign owned companies from directly investing in certain businesses providing educational services in PRC. In order to comply with these regulations, through its PRC subsidiaries, the Company has entered into exclusive technical consulting and service agreements (the “Service Agreements”) with a number of VIEs in PRC, which are able to provide such educational services.

The Company has chosen to operate the intellectualized operational service business in PRC through IValley, a Taiwan VIE. According to Taiwan related regulations, any individual, organization, or other institution of the Mainland Area, or any company it invests in any third area may not engage in any investment activity in the Taiwan Area unless permitted by the competent authorities. Hong Kong is considered a third area under Taiwan law. In order to comply with those regulations, through Ambow Education Management (Hong Kong) Ltd., the Company has entered into exclusive Service Agreements with IValley, which is able to provide the intellectualized operational services through its subsidiaries.

The shareholders of the VIEs, through share pledge agreements, have pledged all of their rights and interests in the VIEs, including voting rights and dividend rights, to the Company or its subsidiaries as collateral for their obligation to perform in accordance with the Service Agreements. Further, the shareholders of the VIEs, through exclusive call option agreements, granted to the Company or its subsidiaries an exclusive, irrevocable and unconditional right to purchase part or all of the equity interests in the VIEs for an amount equal to the original cost of their investment should the purchase become permissible under the relevant PRC law.

Through the contractual agreements described above, the following companies: Ambow Shida, Ambow Shanghai, Ambow Sihua, Ambow Rongye, Ambow Zhixin and IValley are considered to be VIEs in accordance with US GAAP for the following reasons:

•	Shareholders of the VIEs lack the right to receive any expected residual returns from the VIEs;
•	Shareholders of VIEs lack the ability to make decisions about the activities of the VIEs that have a significant effect on their operation; and
•	Substantially all of the VIEs’ businesses are conducted on behalf of the Company or its subsidiaries.

Through the equity pledge arrangements, call option agreements and powers of attorney with the shareholders of VIEs, the Company controls decisions in relation to the operations of the VIEs, VIE’s subsidiaries and schools controlled. Specifically, the Company can make the following decisions which most significantly affect the economic performance of the VIEs:

•	The Company has the power to appoint the members of the VIE’s board of directors and senior management as a result of the powers of attorney;
•	The Company is closely involved in the daily operation of the VIE via appointing management personnel such as VP and other staff to oversee the operation of the VIEs;
•

Generally, the VIE’s board of directors and senior management may (1) modify the articles of the schools / centers; (2) approve the department structure of the schools / centers, and (3) approve the division, combination, termination of the schools / centers;

•	he principals of the schools are involved in curriculum design, course delivery, hiring teachers, student recruitment, and approving school budgets and monthly spending plan; and
•	The principals sign significant contracts on behalf of the schools / training centers such as service arrangement, leasing contract etc.

Further, the Company is also able to make the following decisions that enable it to receive substantially all of the economic returns from the VIEs:

•

The Company has the exclusive right to provide management / consulting services to VIEs. Given the Company controls the VIE’s board of directors, the Company has the discretion to set the service fees which enable the Company to extract the majority of the profits from the Company;

•	The Company has the right to renew the service contracts indefinitely, which ensures the Company will be able to extract profits on a perpetual basis.

The Company, either directly or through its subsidiaries, is the primary beneficiary of the VIEs because it holds all the variable interests in the VIEs. As a result, the accounts and operations of the VIEs and their subsidiaries are included in the accompanying consolidated financial statements.

Other than the contractual control arrangements as disclosed, the Group’s officers, directors or shareholders do not have any written or oral agreement with the VIE shareholders.

Subsidiaries of the VIEs

The Company conducts education and intellectualized operational service business in PRC primarily through contractual arrangements among the Group’s subsidiaries and VIEs in PRC and Taiwan.

The Group’s VIEs have power over the activities of subsidiaries (mainly including schools and centers) through their role as the registered sponsors of schools or controlling shareholders of corporate centers. The VIEs control the equity in these schools and are also entitled to the economic benefits from the schools.

The schools and centers, which are controlled by the VIEs, hold the necessary business and education licenses or permits to perform education activities. The schools and centers also sign all significant contracts, including leases, relating to the performance of these activities.

In addition, the responsibilities of the schools and centers, under the direction of the VIEs and Company’s management (through the power invested in them by the VIEs) include the following:

•	Providing suitable facilities to house staff and deliver courses to students;
•	Designing an appropriate curriculum for the delivery of courses, in accordance with the Ministry of Education (“MOE”), or the MOE stipulations, where applicable;
•	Hiring, training and terminating the employment of teachers and other support staff to run the schools and centers; and
•	Selecting and recruiting students, in accordance with the Company’s entry requirements and to maximize the usage of capacity.

Based on the nature of schools, the Company has categorized the schools into two categories, and applies the voting interest model when consolidating the schools requiring reasonable returns and applies the VIE model when consolidating the schools not requiring reasonable returns.

For the schools requiring reasonable returns, the VIEs have a 100% equity interest in the schools, which allows them to make key operating decisions on behalf of the schools. Therefore, the Company through the VIEs consolidates the schools applying voting interest model.

According to the Law for Promoting Private Education, which regulates the education industry in China, schools not requiring reasonable returns are prohibited from distributing annual dividends. The Company through the VIEs has the power to direct the schools’ most significant activities as long as the VIEs remain the equity holders of the schools and has the obligation to absorb operating losses and the rights to receive the schools’ expected residual returns. The Company is able to extract profits through technical service agreements. Therefore, the Company through the VIEs is the primary beneficiary of the schools not requiring reasonable returns and consolidates them under the VIE model.

Aggregation of VIEs

The Company identifies and aggregates its subsidiaries and VIEs with similar nature for consolidation and reporting purpose. The VIEs and their schools and centers have very similar characteristics and are facing similar kinds/levels of risks:

•	The principal business of the VIEs are sponsors of the schools and centers, or the controlling shareholders of the companies which are the sponsors of the schools and centers;
•	All the schools of the VIEs require licenses from MOE (or commercial and business regulators if they are registered as companies);
•

The schools and centers, in addition to holding the business/education licenses, have to operate by conducting all necessary activities, including but not limited to, acquiring and provisioning of appropriate facilities, hiring and management of teachers and supporting staff, recruitment of students and course/training delivery;

•	The schools and centers operated their business in the education industry and hence subject to the regulations and risks associated with the industry; and
•

For the VIEs, schools and centers registered and located in PRC, they are facing similar risks in related to governmental, economic and currency. For VIE registered in Taiwan, its subsidiaries locate in PRC and facing similar risks in related to governmental, economic and currency with other VIEs.

In addition, the Company enters into different contractual agreements with the six VIEs but these agreements are of similar format and structure. Therefore, the contract risk, if any, arising from the contractual relationship with the VIEs is also similar.

As a result, the Company considers it is appropriate to, according to ASC 810, aggregate all these VIEs together for reporting in the financial statements.

Risk in relation to the VIE structure

There are substantial uncertainties regarding the interpretation and application of PRC laws and regulations, including those that govern the Group’s VIE contractual arrangements. If the Group’s ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the relevant regulatory authorities would have broad discretion in dealing with such violation, including (i) revoking the business and operating licenses of the Company’s PRC subsidiaries and VIEs; (ii) discontinuing or restricting the operations of any related-party transactions among the Company’s PRC subsidiaries and VIEs; (iii) imposing fines or other requirements with which the Group or the Company’s PRC subsidiaries and VIEs may not be able to comply; (iv) revoking the preferential tax treatment enjoyed by the Company’s PRC subsidiaries and VIEs; (v) requiring the Group or the Company’s PRC subsidiaries and VIEs to restructure the ownership structure or operations. If any of the above penalties is imposed on the Group, the Group’s business operations and expansion, financial condition and results of operations will be materially and adversely affected. On March 15, 2019, the new Foreign Investment Law of PRC (the “2018 Foreign Investment Law”) was passed by the Second Session of the thirteenth National People’s Congress and will come into force on January 1, 2020. The 2018 Foreign Investment Law does not mention concepts including “de facto control”, “controlling through contractual arrangements” or “variable interest entity”, nor does it specify the regulation on controlling through contractual arrangements or variable interest entity. Furthermore, the 2018 Foreign Invetment Law does not specifically stipulate rules on the education industry. Therefore, the company believes that the 2018 Foreign Investment Law will not have any material adverse effect on its VIE structure and business operations.

There are uncertainties as to whether the Company can maintain the Taiwan VIE structure in the future. If Ambow Education Management (Hong Kong) Ltd. is classified as "organization of the Mainland Area", there may be a material impact to the viability to our current corporate structure, corporate governance and business operations. The Company may potentially be subject to fines and/or administrative or criminal liabilities.

The Company’s operations depend on the VIEs and their respective shareholders to honor their contractual agreements with the Company. All of these agreements between the Company and Ambow Shida, Ambow Shanghai, Ambow Sihua, Ambow Rongye and Ambow Zhixin are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Agreements between the Company and IValley are governed by Taiwan laws and regulations and provide for the resolution of disputes through arbitration in the Taipei. The management believes that the VIE agreements are in compliance with PRC and Taiwan laws and are legally enforceable.

However, the interpretation and implementation of the laws and regulations in the PRC and their application to the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual agreements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Company to enforce the contractual arrangements should the VIEs or their shareholders fail to perform their obligation under those arrangements.

In addition, if the Company is unable to maintain effective control over its VIEs, the Company would not be able to continue to consolidate the Group’s VIEs’ financial results with its financial results. The Company’s ability to conduct its education business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate Ambow Shanghai, Ambow Shida, Ambow Sihua, Ambow Rongye, Ambow Zhixin and IValley, their respective schools and subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over these entities and their respective schools and subsidiaries and their shareholders, and it may lose the ability to receive economic benefits from these respective entities, schools and subsidiaries. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, the subsidiaries or the VIEs, and believes that the risk of losing the ability to maintain effective control over its VIEs is remote.

Currently there are no contractual arrangements that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its PRC educational and career enhancement services through the VIEs and their subsidiaries, and PRC intellectualized operational services through IValley and its subsidiaries, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss.

Financial information of the VIEs and their subsidiaries/schools:

The combined financial information of the Group’s VIEs and, as applicable, subsidiaries/schools of the Group’s VIEs was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Total assets	743,097	684,384
Total liabilities	527,339	647,775

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenue	426,118	447,834	503,221
Net income (loss)	41,636	66,185	(45,739)

The following table sets forth cash and cash equivalents in RMB held by the Group’s VIEs and non-VIE in PRC as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB
VIEs in PRC	187,815	86,304
Non-VIEs in PRC	2,179	52,115
Total	189,994	138,419